[Thrivent Letterhead]

January 10, 2008

VIA EDGAR TRANSMISSION

Securities & Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:        Thrivent Variable Life Account I (the “Registrant”)

              1933 Act Reg. No.

              1940 Act File No. 811-08289

              Initial Registration Statement on Form N-6

Commissioners:

On behalf of Thrivent Financial For Lutherans (the “Company”) and Thrivent Variable Life Account I (the “Separate Account”), we are hereby electronically transmitting for filing under the Securities Act of 1933 an initial Registration Statement on Form N-6 (the “Registration Statement”) for certain individual flexible premium variable life insurance contracts (the “Contracts”). The Contracts will be issued through the Separate Account, which has been previously registered with the Commission under the Investment Company Act of 1940, as amended (File No. 811-08289).

Financial statements, illustrations and other financial information will be included in a subsequent filing.

Please contact me at 612/844-7215 with any questions or comments on the Registration Statement.

Sincerely,

/s/ James M. Odland

James M. Odland

Vice President and Managing Counsel